STOCKHOLDERS’ EQUITY (Details Narrative)			1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 14, 2024 $ / shares shares	Aug. 19, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) Integer $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	May 31, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction	7,885,220
Common stock, shares authorized	750,000,000							100,000,000
Common stock, par value | $ / shares	$ 0.0001							$ 0.0001
Preferred stock, shares authorized	10,000,000		10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, par value | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001			$ 0.0001
Agreement term				5 years
Shares fair value | $		$ 13,475,000		$ 13,475,000	$ 13,475,000
Number of warrants		3,750,000		3,750,000			202,575	94,535
Warrant exercise price | $ / shares		$ 10.00	$ 8.54	$ 10.00	$ 8.54		$ 2.96
Number of tranches | Integer				11
Expected term				3 years
Common Stock, Shares, Outstanding							23,270,404	17,057,085
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					108,040		2,239,129
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted					3,750,000	27,010	810,300	0
[custom:ProceedsFromExerciseOfOptionsAndWarrants] | $							$ 75,000	$ 35,000
Settlement amount of outstanding accounts payable to warrants holder | $							40,000
Stock issued during period value accounts payable and loans payable | $							$ 432,963	$ 586,000
Stock issued during period shares accounts payable and loans payable							238,488	656,613
Gain (Loss) on Extinguishment of Debt | $								$ 548,563
Adjustment of Warrants Granted for Services | $								100,000
Equity Compensation Plans [Member]
Subsidiary, Sale of Stock [Line Items]
Number of option grants authorized									10,000,000
Other Income [Member]
Subsidiary, Sale of Stock [Line Items]
Gain (Loss) on Extinguishment of Debt | $								$ 548,563
DM Lab [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction							616,666
Sale of stock, consideration received on transaction | $							$ 5,000,000
Stock Issued During Period, Shares, Acquisitions							4,325,043
Shares Issued, Price Per Share | $ / shares							$ 8.11
2024 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of option grants authorized			2,942,245		2,942,245
Number of shares grant			2,942,245		2,942,245
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants								270,100
Warrant exercise price | $ / shares			$ 11.50	$ 2.52	$ 11.50
Adjustment of Warrants Granted for Services | $								$ 100,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized								100,000,000
Common stock, par value | $ / shares								$ 0.0001
Shares fair value | $					$ 175
Common Stock, Shares, Outstanding							23,270,404	17,057,085
Stock Issued During Period, Shares, Conversion of Convertible Securities							830,547
AFG Companies Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction			550,000	1,750,000
Sale of stock, consideration received on transaction | $			$ 5,500,000
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants			10,314,952		10,314,952
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants			6,126,010		6,126,010